UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06650

LORD ABBETT RESEARCH FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	8/31/2008

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2008

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 98.78%

COMMON STOCKS 53.49%

Aerospace & Defense 0.15%
Moog, Inc. Class A*	50	$2,370,000

Beverages 0.82%
Diageo plc ADR	44	3,281,040
PepsiCo, Inc.	140	9,587,200
Total		12,868,240

Capital Markets 0.64%
PartnerRe Ltd.	146	10,070,990

Chemicals 1.66%
Chemtura Corp.	1,500	9,885,000
Eastman Chemical Co.	125	7,540,000
Monsanto Co.	75	8,568,750
Total		25,993,750

Commercial Banks 1.11%
PNC Financial Services Group, Inc. (The)	71	5,065,280
U.S. Bancorp	220	7,009,200
Wells Fargo & Co.	175	5,297,250
Total		17,371,730

Commercial Services & Supplies 0.89%
R.R. Donnelley & Sons Co.	500	13,940,000

Computers & Peripherals 0.19%
International Business Machines Corp.	24	2,933,693

Construction Materials 0.55%
KBR, Inc.	350	8,592,500

Containers & Packaging 1.03%
Ball Corp.	350	16,072,000

Distributors 0.68%
Genuine Parts Co.	250	10,605,000

Diversified Financials 1.14%
Bank of America Corp.	389	12,101,004
JPMorgan Chase & Co.	150	5,773,500
Total		17,874,504

Diversified Telecommunication Services 8.38%
AT&T, Inc.	1,260	40,316,997
EMBARQ Corp.	700	33,012,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2008

Investments	Shares (000)	Value
Diversified Telecommunication Services (continued)
Qwest Communications International, Inc.	7,793	$29,458,296
Verizon Communications, Inc.	473	16,604,736
Windstream Corp.	939	11,656,170
Total		131,048,199

Electric Utilities 1.19%
UniSource Energy Corp.	577	18,539,010

Electrical Equipment 1.13%
Emerson Electric Co.	100	4,680,000
Hubbell, Inc. Class B	300	13,053,000
Total		17,733,000

Energy Equipment & Services 3.34%
Halliburton Co.	700	30,758,000
Transocean, Inc.*	169	21,543,991
Total		52,301,991

Food & Staples Retailing 2.45%
CVS Caremark Corp.	104	3,821,040
Ingles Markets, Inc. Class A	444	10,956,735
SUPERVALU, Inc.	150	3,478,500
Wal-Mart Stores, Inc.	340	20,101,521
Total		38,357,796

Food Products 5.83%
H.J. Heinz Co.	500	25,160,000
Kellogg Co.	358	19,511,296
Kraft Foods, Inc. Class A	1,478	46,556,025
Total		91,227,321

Hotels, Restaurants & Leisure 0.29%
McDonald’s Corp.	72	4,461,395

Household Durables 1.28%
Snap-on, Inc.	350	19,957,000

Household Products 0.45%
Procter & Gamble Co. (The)	100	6,977,000

Industrial Conglomerates 0.21%
3M Co.	45	3,250,640

Insurance 1.06%
ACE Ltd.	300	15,783,000
MetLife, Inc.	15	795,114
Total		16,578,114

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2008

Investments	Shares (000)	Value
Media 0.90%
Idearc, Inc.*	3,932	$6,488,091
Interpublic Group of Cos., Inc. (The)*	800	7,520,000
Total		14,008,091

Metals & Mining 0.09%
Allegheny Technologies, Inc.	30	1,470,000

Multi-Line Retail 0.33%
Macy’s, Inc.	250	5,205,000

Multi-Utilities & Unregulated Power 5.25%
Ameren Corp.	876	36,677,732
NiSource, Inc.	2,226	36,679,816
Puget Energy, Inc.	314	8,758,368
Total		82,115,916

Oil & Gas 4.82%
Chevron Corp.	367	31,705,336
EOG Resources, Inc.	245	25,603,784
Exxon Mobil Corp.	95	7,552,944
Hess Corp.	35	3,664,850
Marathon Oil Corp.	80	3,596,586
XTO Energy, Inc.	65	3,276,650
Total		75,400,150

Paper & Forest Products 0.59%
MeadWestvaco Corp.	350	9,268,000

Pharmaceuticals 5.91%
Bristol-Myers Squibb Co.	1,643	35,072,290
Merck & Co., Inc.	127	4,537,224
Mylan, Inc.	1,612	20,778,680
Pfizer, Inc.	1,678	32,058,936
Total		92,447,130

Semiconductors & Semiconductor Equipment 0.92%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,482	14,387,404

Software 0.21%
Microsoft Corp.	123	3,359,399
Total Common Stocks (cost $906,594,286)		836,784,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
CONVERTIBLE BONDS 6.25%

Aerospace & Defense 0.34%
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	$4,500	$5,326,875

Beverages 0.22%
Molson Coors Brewing Co.	2.50%	7/30/2013	3,000	3,393,750

Biotechnology 1.50%
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	2,000	3,880,000
CV Therapeutics, Inc.	3.25%	8/16/2013	5,000	3,900,000
Genzyme Corp.	1.25%	12/1/2023	6,000	6,855,000
Gilead Sciences, Inc.	0.625%	5/1/2013	3,500	5,153,750
Millipore Corp.	3.75%	6/1/2026	3,500	3,679,375
Total				23,468,125

Capital Markets 0.19%
Conseco, Inc. (Zero Coupon after 9/30/2010)(a)	3.50%	9/30/2035	3,850	2,945,250

Commercial Services & Supplies 0.29%
CRA International, Inc.	2.875%	6/15/2034	4,000	4,610,000

Diversified Telecommunication Services 0.15%
Qwest Communications International, Inc.	3.50%	11/15/2025	2,500	2,403,125

Electrical Equipment 0.43%
Roper Industries, Inc. (Zero Coupon after 1/15/2009)(b)	1.481%	1/15/2034	9,000	6,660,000

Healthcare Providers & Services 0.23%
Five Star Quality Care, Inc.	3.75%	10/15/2026	6,000	3,622,500

Internet Software & Services 0.22%
Equinix, Inc.	2.50%	4/15/2012	3,500	3,395,000

Information Technology Services 0.44%
Symantec Corp.	0.75%	6/15/2011	5,500	6,943,750

Media 0.23%
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	4,000	3,575,000

Metals & Mining 0.49%
Newmont Mining Corp.†	1.25%	7/15/2014	4,000	4,710,000
Placer Dome, Inc. (Canada)(c)	2.75%	10/15/2023	2,000	3,007,500
Total				7,717,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pharmaceuticals 0.83%
Teva Pharmaceutical Finance Co. BV (Netherlands Antilles)(c)	1.75%	2/1/2026	$8,275	$9,433,500
Wyeth	2.621%#	1/15/2024	3,500	3,528,000
Total				12,961,500

Semiconductors & Semiconductor Equipment 0.32%
Intel Corp.	2.95%	12/15/2035	5,000	4,937,500

Software 0.37%
EMC Corp.	1.75%	12/1/2011	5,000	5,825,000
Total Convertible Bonds (cost $99,969,670)				97,784,875

		Shares (000)
CONVERTIBLE PREFERRED STOCKS 3.58%

Capital Markets 0.05%
MetLife, Inc.	6.375%	60	807,000

Commercial Banks 0.50%
Wachovia Corp.	7.50%	10	7,800,450

Electric Utilities 0.52%
CMS Energy Corp.	4.50%	70	5,000,625
NRG Energy, Inc.	5.75%	10	3,168,125
Total			8,168,750

Food Products 0.79%
Archer Daniels Midland Co.	6.25%	175	6,200,250
Bunge Ltd. (Bermuda)(c)	4.875%	55	6,228,750
Total			12,429,000

Metals & Mining 0.12%
Freeport-McMoRan Copper & Gold, Inc.	6.75%	14	1,823,080

Oil & Gas 0.70%
El Paso Corp.†	4.99%	8	10,892,000

Pharmaceuticals 0.79%
Mylan, Inc.	6.50%	7	6,758,400
Schering-Plough Corp.	6.00%	30	5,541,600
Total			12,300,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2008

Investments		Shares	Value (000)
Thrifts & Mortgage Finance 0.11%
Fannie Mae	8.75%	100	$1,715,000
Total Convertible Preferred Stocks (cost $62,494,826)			55,935,280

		U.S. $ Value
FOREIGN COMMON STOCKS(d) 4.73%

Australia 1.23%
Beverages
Coca-Cola Amatil Ltd.	2,638	$19,266,151

Canada 0.43%
Capital Markets
CI Financial Income Fund Unit	310	6,788,002

Germany 0.41%
Household Products
Henkel KGaA	184	6,411,173

Greece 0.77%
Commercial Banks
National Bank of Greece SA	271	11,951,399

Switzerland 1.44%
Food Products 0.76%
Nestle SA Registered Shares	268	11,837,533

Pharmaceuticals 0.68%
Roche Holding Ltd. AG	64	10,733,803
Total Switzerland		22,571,336

United Kingdom 0.45%
Commercial Banks
Royal Bank of Scotland Group plc (The)	1,651	7,020,956
Total Foreign Common Stocks (cost $81,436,477)		74,009,017

FOREIGN PREFERRED STOCK(d) 0.27%

Brazil
Electric Utilities
Companhia Energetica de Minas Gerais (cost $3,602,680)	199	4,301,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES BOND 2.27%

Federal Home Loan Mortgage Corp. (cost $35,226,816)	5.75%	3/15/2009	$35,000	$35,504,770

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 7.28%

Federal National Mortgage Assoc.	5.50%	6/1/2036 - 2/1/2038	22,837	22,594,220
Federal National Mortgage Assoc.	6.00%	11/1/2034 - 5/1/2038	56,777	57,437,091
Federal National Mortgage Assoc.	6.50%	4/1/2035 - 8/1/2037	32,830	33,847,383
Total Government Sponsored Enterprises Pass-Throughs (cost $113,652,977)				113,878,694

HIGH YIELD CORPORATE BONDS 19.45%

Aerospace & Defense 0.22%
Hawker Beechcraft Acquisition Co. LLC	9.75%	4/1/2017	3,500	3,447,500

Air Freight & Couriers 0.21%
Park-Ohio Industries, Inc.	8.375%	11/15/2014	4,000	3,320,000

Auto Components 0.15%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	3,500	2,397,500

Automobiles 0.17%
General Motors Corp.	7.20%	1/15/2011	4,050	2,612,250

Beverages 0.35%
Constellation Brands, Inc.	7.25%	5/15/2017	1,500	1,477,500
Constellation Brands, Inc.	8.125%	1/15/2012	4,000	4,020,000
Total				5,497,500

Chemicals 0.66%
Equistar Chemicals LP	7.55%	2/15/2026	3,000	1,980,000
Ineos Group Holdings plc (United Kingdom)†(c)	8.50%	2/15/2016	6,500	4,192,500
NOVA Chemicals Corp. (Canada)(c)	5.953%#	11/15/2013	4,750	4,108,750
Total				10,281,250

Commercial Services & Supplies 0.48%
Allied Waste North America, Inc.	7.25%	3/15/2015	4,000	4,070,000
CGG Veritas (France)(c)	7.75%	5/15/2017	1,925	1,925,000
FTI Consulting, Inc.	7.75%	10/1/2016	1,500	1,563,750
Total				7,558,750

Communications Equipment 0.23%
Hughes Network Systems LLC	9.50%	4/15/2014	3,500	3,543,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance 1.26%
American Express Credit Corp.	7.30%	8/20/2013	$5,000	$5,084,450
Ford Motor Credit Co. LLC	7.375%	10/28/2009	10,000	9,296,680
GMAC LLC	7.25%	3/2/2011	8,000	5,340,544
Total				19,721,674

Containers & Packaging 0.54%
Crown Cork & Seal, Inc.	7.375%	12/15/2026	6,000	5,190,000
Graphic Packaging International Corp.	9.50%	8/15/2013	3,400	3,213,000
Total				8,403,000

Diversified Financials 1.04%
Ashtead Capital, Inc.†	9.00%	8/15/2016	3,175	2,873,375
Ford Capital BV (Netherlands)(c)	9.50%	6/1/2010	5,000	4,187,500
RBS Global & Rexnord Corp.	8.875%	9/1/2016	3,000	2,812,500
RBS Global & Rexnord Corp.	9.50%	8/1/2014	3,500	3,430,000
RBS Global & Rexnord Corp.	11.75%	8/1/2016	3,000	2,932,500
Total				16,235,875

Diversified Telecommunication Services 1.50%
Cincinnati Bell, Inc.	7.00%	2/15/2015	10,000	9,250,000
Qwest Capital Funding, Inc.	7.90%	8/15/2010	6,000	6,022,500
Syniverse Technologies, Inc.	7.75%	8/15/2013	5,000	4,725,000
Windstream Corp.	7.00%	3/15/2019	4,000	3,520,000
Total				23,517,500

Electric Utilities 1.79%
Commonwealth Edison Co.	5.80%	3/15/2018	7,000	6,830,509
Edison Mission Energy	7.00%	5/15/2017	5,000	4,812,500
Edison Mission Energy	7.75%	6/15/2016	5,000	5,025,000
Reliant Energy, Inc.	7.875%	6/15/2017	3,375	3,273,750
Texas Competitive Electric Holdings Co. LLC†	10.25%	11/1/2015	8,000	8,020,000
Total				27,961,759

Electrical Equipment 0.29%
Baldor Electric Co.	8.625%	2/15/2017	4,500	4,578,750

Electronic Equipment, Instruments & Components 0.46%
Emerson Electric Co.	5.25%	10/15/2018	5,000	4,997,760
Roper Industries, Inc.	6.625%	8/15/2013	2,225	2,269,747
Total				7,267,507

Energy Equipment & Services 0.15%
Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	2,500	2,337,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food Products 0.50%
General Mills, Inc.	5.20%	3/17/2015	$6,000	$5,901,672
H.J. Heinz Co.	5.35%	7/15/2013	1,850	1,860,482
Total				7,762,154

Healthcare Equipment & Supplies 0.60%
Biomet, Inc.	10.00%	10/15/2017	3,500	3,797,500
HCA, Inc.	9.125%	11/15/2014	5,500	5,665,000
Total				9,462,500

Healthcare Providers & Services 1.00%
Community Health Systems	8.875%	7/15/2015	8,500	8,627,500
Tenet Healthcare Corp.	9.25%	2/1/2015	3,500	3,526,250
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	4,000	3,480,000
Total				15,633,750

Hotels, Restaurants & Leisure 0.39%
Gaylord Entertainment Co.	8.00%	11/15/2013	2,875	2,652,188
River Rock Entertainment Authority (The)	9.75%	11/1/2011	1,700	1,589,500
Station Casinos, Inc.	6.50%	2/1/2014	4,000	1,820,000
Total				6,061,688

Independent Power Producers & Energy Traders 1.43%
AES Corp. (The)	8.00%	10/15/2017	4,750	4,702,500
Dynegy Holdings, Inc.	8.375%	5/1/2016	8,000	7,870,000
Mirant Americas Generation LLC	9.125%	5/1/2031	7,000	6,116,250
NRG Energy, Inc.	7.25%	2/1/2014	3,650	3,608,937
Total				22,297,687

Information Technology Services 0.23%
SunGard Data Systems, Inc.	9.125%	8/15/2013	3,500	3,570,000

Leisure Equipment & Products 0.14%
Expedia, Inc.†	8.50%	7/1/2016	2,250	2,199,375

Media 1.41%
Affinion Group, Inc.	11.50%	10/15/2015	2,500	2,450,000
Barrington Broadcasting Group LLC	10.50%	8/15/2014	3,125	2,656,250
CCH I LLC	11.75%	5/15/2014	3,500	1,890,000
CCH I LLC / CCH I Capital Corp.	11.00%	10/1/2015	3,000	2,317,500
Idearc, Inc.	8.00%	11/15/2016	5,500	2,516,250
Mediacom Broadband LLC	8.50%	10/15/2015	4,175	3,830,562
Mediacom Communications Corp.	9.50%	1/15/2013	2,250	2,188,125
R.H. Donnelley Corp.	8.875%	1/15/2016	3,000	1,590,000
R.H. Donnelley Corp.†	8.875%	10/15/2017	2,000	1,040,000
Univision Communications, Inc. PIK†	9.75%	3/15/2015	2,200	1,584,000
Total				22,062,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Metals & Mining 0.73%
Aleris International, Inc.	10.00%	12/15/2016	$2,500	$1,756,250
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	5,000	5,308,145
Noranda Aluminum Acquisition Corp.†	6.828%#	5/15/2015	5,000	4,300,000
Total				11,364,395

Oil & Gas 1.79%
Cameron International Corp.	6.375%	7/15/2018	1,040	1,041,326
Chesapeake Energy Corp.	7.25%	12/15/2018	5,000	4,900,000
Chesapeake Energy Corp.	7.625%	7/15/2013	4,935	5,021,362
El Paso Corp.	7.00%	6/15/2017	1,325	1,304,810
El Paso Natural Gas Co.	7.25%	6/1/2018	3,300	3,258,750
Forest Oil Corp.†	7.25%	6/15/2019	2,000	1,850,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	4,300	4,181,750
VeraSun Energy Corp.	9.375%	6/1/2017	2,800	1,652,000
Williams Cos., Inc. (The)	7.875%	9/1/2021	4,500	4,734,698
Total				27,944,696

Paper & Forest Products 0.20%
Bowater, Inc.	6.50%	6/15/2013	3,500	1,960,000
Buckeye Technologies, Inc.	8.00%	10/15/2010	1,150	1,147,125
Total				3,107,125

Personal Products 0.18%
Elizabeth Arden, Inc.	7.75%	1/15/2014	3,000	2,820,000

Pharmaceuticals 0.21%
Warner Chilcott Corp.	8.75%	2/1/2015	3,250	3,323,125

Real Estate Investment Trusts 0.14%
Host Hotel & Resorts LP	6.375%	3/15/2015	2,525	2,209,375

Road & Rail 0.30%
Hertz Corp. (The)	8.875%	1/1/2014	5,000	4,706,250

Semiconductors & Semiconductor Equipment 0.12%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	2,500	1,906,250

Specialty Retail 0.11%
Brookstone Co., Inc.	12.00%	10/15/2012	2,000	1,800,000

Thrifts & Mortgage Finance 0.20%
Washington Mutual Bank	6.875%	6/15/2011	4,350	3,133,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wireless Telecommunication Services 0.27%
MetroPCS Wireless, Inc.	9.25%	11/1/2014	$1,675	$1,668,719
Sprint Capital Corp.	6.90%	5/1/2019	2,800	2,601,749
Total				4,270,468
Total High Yield Corporate Bonds (cost $335,353,382)				304,317,413

Shares (000)
NON-CONVERTIBLE PREFERRED STOCKS 0.11%

Thrifts & Mortgage Finance
Fannie Mae (cost $3,071,479)	8.25%	122	1,755,005

			Principal Amount (000)
U.S. TREASURY OBLIGATIONS 1.35%

U.S. Treasury Notes	4.00%	2/15/2014	$10,000	10,442,970
U.S. Treasury Notes	5.00%	2/15/2011	10,000	10,607,040
Total U.S. Treasury Obligations (cost $20,936,185)				21,050,010
Total Long-Term Investments (cost $1,662,338,778)				1,545,321,605

SHORT-TERM INVESTMENT 0.49%

Repurchase Agreement
Repurchase Agreement dated 8/29/2008, 1.58% due 9/2/2008 with State Street Bank & Trust Co. collateralized by $7,740,000 of Federal Home Loan Bank at 2.606% due 1/23/2009; value: $7,749,675; proceeds: $7,596,540 (cost $7,595,206)	7,595	7,595,206
Total Investments in Securities 99.27% (cost $1,669,933,984)		1,552,916,811
Foreign Cash and Other Assets in Excess of Liabilities 0.73%		11,416,554
Net Assets 100.00%		$1,564,333,365

ADR	American Depositary Receipt.
PIK	Payment-in-kind.
Unit	More than one class of securities traded together.
*	Non income-producing security.
#	Variable rate security. The interest rate represents the rate at August 31, 2008.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)

The issuer will pay interest on the bonds at a rate of 3.50% until September 30, 2010. Beginning October 1, 2010, the bonds will be subject to daily accretion of the principal amount at the rate of 3.50% per year.

(b)

The notes were offered at an issue price of $395.02 per note with an interest rate of 1.4813% per year. Beginning January 16, 2009, the issuer will not pay any cash interest on the notes prior to maturity unless contingent cash interest becomes payable. Instead, on January 15, 2034, the maturity date of the notes, a holder will receive $1,000 per note.

(c)	Foreign security traded in U.S. dollars.
(d)	Investments in non-U.S. dollar denominated securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2008

Investments	Shares	Value (000)
COMMON STOCKS 95.54%

Aerospace 1.07%
Alliant Techsystems, Inc. *	72,692	$7,649

Banks 2.48%
Northern Trust Corp.	220,699	17,742

Biotechnology Research & Production 7.39%
Alexion Pharmaceuticals, Inc. *	164,475	7,415
Celgene Corp. *	69,358	4,807
Cephalon, Inc. *	79,180	6,067
Charles River Laboratories International, Inc. *	101,669	6,670
Genzyme Corp. *	121,019	9,476
ImClone Systems, Inc. *	166,990	10,754
Myriad Genetics, Inc. *	48,951	3,338
OSI Pharmaceuticals, Inc. *	87,653	4,426
Total		52,953

Casinos & Gambling 0.25%
WMS Industries, Inc. *	52,926	1,778

Chemicals 3.25%
Airgas, Inc.	152,693	9,046
Albemarle Corp.	231,787	9,211
CF Industries Holdings, Inc.	33,262	5,069
Total		23,326

Commercial Information Services 1.03%
IHS, Inc. Class A *	114,926	7,374

Communications Technology 3.12%
Juniper Networks, Inc. *	141,768	3,643
L-3 Communications Holdings, Inc.	90,895	9,448
McAfee, Inc. *	234,779	9,288
Total		22,379

Computer Services, Software & Systems 3.14%
Akamai Technologies, Inc. *	32,967	755
BMC Software, Inc. *	221,955	7,227
Equinix, Inc. *	57,215	4,606
F5 Networks, Inc. *	135,558	4,624
Intuit, Inc. *	175,867	5,288
Total		22,500

Consumer Electronics 2.48%
Activision Blizzard, Inc. *	312,432	10,254
Electronic Arts, Inc. *	154,210	7,527
Total		17,781

Consumer Products 0.55%
Alberto-Culver Co.	151,038	3,951

Cosmetics 1.08%
Avon Products, Inc.	180,639	7,737

Diversified Manufacturing 0.96%
Hexcel Corp. *	330,787	6,874

Drug & Grocery Store Chains 1.26%
Kroger Co. (The)	326,238	9,011

Drugs & Pharmaceuticals 1.72%
BioMarin Pharmaceutical, Inc. *	289,112	8,714
United Therapeutics Corp. *	34,204	3,630
Total		12,344

Education Services 1.91%
DeVry, Inc.	80,127	4,133
New Oriental Education & Technology Group, Inc. ADR *	80,644	5,976
Strayer Education, Inc.	17,167	3,602
Total		13,711

Electrical Equipment & Components 1.40%
AMETEK, Inc.	206,469	10,022

Electronics 1.44%
Amphenol Corp. Class A	217,319	10,327

Electronics: Medical Systems 1.69%
Hologic, Inc. *	199,001	4,223
Illumina, Inc. *	91,837	7,910
Total		12,133

Electronics: Semi-Conductors/Components 5.27%
Avnet, Inc. *	24,503	719
Broadcom Corp. Class A *	202,082	4,862
Linear Technology Corp.	263,166	8,590
Marvell Technology Group Ltd. *	426,651	6,020
Microchip Technology, Inc.	62,130	1,989
PMC-Sierra, Inc. *	343,392	3,090
Silicon Laboratories, Inc. *	264,422	8,914
Varian Semiconductor Equipment Associates, Inc. *	112,128	3,622
Total		37,806

Energy: Miscellaneous 0.65%
Sunoco, Inc.	104,773	4,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2008

Investments	Shares	Value (000)
Engineering & Contracting Services 2.12%
Jacobs Engineering Group, Inc. *	123,216	$9,096
Nalco Holding Co.	266,723	6,100
Total		15,196

Financial Data Processing Services & Systems 2.03%
Fiserv, Inc. *	169,970	8,815
Western Union Co.	208,149	5,749
Total		14,564

Foods 2.51%
Campbell Soup Co.	118,081	4,347
Flowers Foods, Inc.	235,572	6,228
McCormick & Co., Inc.	90,387	3,656
Ralcorp Holdings, Inc. *	61,559	3,780
Total		18,011

Healthcare Facilities 1.65%
ICON plc ADR*	167,107	6,806
Quest Diagnostics, Inc.	92,494	4,999
Total		11,805

Healthcare Management Services 1.25%
Community Health Systems, Inc. *	127,294	4,393
Phase Forward, Inc. *	234,594	4,532
Total		8,925

Identification Control & Filter Devices 1.25%
Roper Industries, Inc.	151,441	8,947

Investment Management Companies 3.38%
BlackRock, Inc.	10,154	2,206
T. Rowe Price Group, Inc.	241,201	14,318
Waddell & Reed Financial, Inc. Class A	239,214	7,702
Total		24,226

Jewelry, Watches & Gemstones 0.42%
Tiffany & Co.	68,718	3,035

Leisure Time 0.85%
Penn National Gaming, Inc. *	90,564	3,063
Royal Caribbean Cruises Ltd.	110,454	3,002
Total		6,065

Machinery: Agricultural 0.89%
AGCO Corp. *	103,970	6,408

Machinery: Oil Well Equipment & Services 2.79%
Cameron International Corp. *	240,887	11,223
Smith International, Inc.	52,731	3,675
Weatherford International Ltd.*	131,792	5,085
Total		19,983

Medical & Dental Instruments & Supplies 4.21%
Beckman Coulter, Inc.	78,970	5,830
DENTSPLY International, Inc.	268,396	10,518
NuVasive, Inc. *	141,517	6,745
St. Jude Medical, Inc. *	153,967	7,056
Total		30,149

Medical Services 1.10%
Covance, Inc. *	83,344	7,863

Metal Fabricating 0.87%
Precision Castparts Corp.	60,562	6,254

Multi-Sector Companies 1.32%
Eaton Corp.	76,919	5,629
Textron, Inc.	93,341	3,836
Total		9,465

Offshore Drilling 2.29%
Atwood Oceanics, Inc. *	224,243	9,118
Diamond Offshore Drilling, Inc.	66,627	7,323
Total		16,441

Oil: Crude Producers 2.29%
Noble Energy, Inc.	55,946	4,013
Quicksilver Resources, Inc. *	96,294	2,329
Range Resources Corp.	111,919	5,195
Southwestern Energy Co. *	126,440	4,852
Total		16,389

Oil: Integrated Domestic 0.81%
Murphy Oil Corp.	73,501	5,772

Radio & TV Broadcasters 0.35%
Central European Media Enterprises Ltd. Class A*	31,882	2,484

Restaurants 1.85%
Darden Restaurants, Inc.	105,926	3,103
Panera Bread Co. Class A *	68,690	3,691
Yum! Brands, Inc.	181,581	6,479
Total		13,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2008

Investments	Shares	Value (000)
Retail 5.02%
Abercrombie & Fitch Co. Class A	48,324	$2,535
Dick’s Sporting Goods, Inc. *	167,304	3,829
Family Dollar Stores, Inc.	96,229	2,398
Kohl’s Corp. *	164,380	8,082
O’Reilly Automotive, Inc. *	114,596	3,337
TJX Companies, Inc. (The)	221,328	8,021
Urban Outfitters, Inc. *	218,803	7,794
Total		35,996

Services: Commercial 0.76%
FTI Consulting, Inc. *	73,741	5,412

Soaps & Household Chemicals 2.51%
Church & Dwight Co., Inc.	226,453	14,153
Clorox Co. (The)	65,248	3,856
Total		18,009

Telecommunications Equipment 3.33%
American Tower Corp. Class A *	278,124	11,495
Crown Castle International Corp. *	331,259	12,389
Total		23,884

Textiles Apparel Manufacturers 0.53%
Under Armour, Inc. Class A *	112,369	3,788

Toys 0.56%
Marvel Entertainment, Inc. *	119,032	4,032

Transportation: Miscellaneous 1.02%
C.H. Robinson Worldwide, Inc.	64,225	3,347
Expeditors International of Washington, Inc.	108,854	3,928
Total		7,275

Utilities: Electrical 3.94%
Allegheny Energy, Inc.	146,605	6,646
Constellation Energy Group, Inc.	52,612	3,510
ITC Holdings Corp.	198,629	11,125
PPL Corp.	159,248	6,970
Total		28,251

Utilities: Gas Distributors 1.20%
Sempra Energy	147,900	8,566

Wholesalers 0.30%
LKQ Corp. *	116,554	2,183

Total Common Stocks (cost $632,660,357)		684,699

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.00%

Repurchase Agreement
Repurchase Agreement dated 8/29/2008, 1.58% due 9/2/2008 with State Street Bank & Trust Co. collateralized by $21,950,000 of Federal Home Loan Bank at 2.25% due 4/1/2009; value: $21,950,000; proceeds: $21,518,995 (cost $21,515,218)	$21,515	21,515
Total Investments in Securities 98.54% (cost $654,175,575)		706,214
Other Assets in Excess of Liabilities 1.46%		10,458
Net Assets 100.00%		$716,672

ADR	American Depositary Receipt.
*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - LARGE CAP CORE FUND August 31, 2008

Investments	Shares	Value (000)
COMMON STOCKS 96.65%
Aerospace 3.90%
Boeing Co. (The)	69,996	$4,589
Lockheed Martin Corp.	111,590	12,994
Raytheon Co.	161,900	9,712
United Technologies Corp.	212,200	13,918
Total		41,213

Agriculture, Fishing & Ranching 2.72%
Monsanto Co.	251,700	28,757

Banks 7.11%
Bank of America Corp.	220,748	6,874
JPMorgan Chase & Co.	437,828	16,852
Northern Trust Corp.	100,500	8,079
PNC Financial Services Group, Inc. (The)	218,600	15,728
SunTrust Banks, Inc.	66,100	2,769
U.S. Bancorp	293,900	9,364
Wachovia Corp.	77,000	1,224
Wells Fargo & Co.	467,300	14,145
Total		75,035

Beverage: Brewers 0.56%
Anheuser-Busch Cos., Inc.	87,300	5,924

Beverage: Soft Drinks 2.63%
Coca-Cola Co. (The)	274,900	14,314
PepsiCo, Inc.	196,600	13,463
Total		27,777

Biotechnology Research & Production 4.28%
Amgen, Inc. *	169,300	10,641
Baxter International, Inc.	109,987	7,453
Celgene Corp. *	149,900	10,388
Genzyme Corp. *	100,500	7,869
ImClone Systems, Inc. *	136,778	8,808
Total		45,159

Chemicals 1.51%
Praxair, Inc.	177,100	15,911

Communications & Media 0.31%
Time Warner, Inc.	198,800	3,254

Communications Technology 3.13%
Cisco Systems, Inc. *	559,600	13,459
Corning, Inc.	423,900	8,707
McAfee, Inc. *	13,300	526
QUALCOMM, Inc.	196,300	10,335
Total		33,027

Computer Services, Software & Systems 3.34%
Adobe Systems, Inc. *	158,653	6,795
Microsoft Corp.	618,700	16,884
Oracle Corp. *	529,000	11,601
Total		35,280

Computer Technology 3.05%
Hewlett-Packard Co.	331,613	15,559
International Business Machines Corp.	136,800	16,653
Total		32,212

Consumer Electronics 3.37%
Activision Blizzard, Inc. *	521,613	17,119
Electronic Arts, Inc. *	311,300	15,195
Yahoo!, Inc. *	168,600	3,267
Total		35,581

Copper 0.19%
Freeport-McMoRan Copper & Gold, Inc.	22,365	1,998

Diversified Financial Services 3.18%
Bank of New York Mellon Corp. (The)	351,118	12,152
Citigroup, Inc.	234,400	4,451
Goldman Sachs Group, Inc. (The)	23,500	3,853
Merrill Lynch & Co., Inc.	189,100	5,361
MetLife, Inc.	93,900	5,089
Morgan Stanley	64,400	2,630
Total		33,536

Drug & Grocery Store Chains 0.65%
Kroger Co. (The)	179,200	4,950
Walgreen Co.	54,000	1,967
Total		6,917

Drugs & Pharmaceuticals 5.44%
Abbott Laboratories	208,300	11,962
Amylin Pharmaceuticals, Inc. *	100,600	2,211
Eli Lilly & Co.	44,500	2,076
Gilead Sciences, Inc. *	205,124	10,806
Johnson & Johnson	139,800	9,846
Merck & Co., Inc.	149,700	5,340
Pfizer, Inc.	419,300	8,013
Schering-Plough Corp.	368,800	7,155
Total		57,409

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - LARGE CAP CORE FUND August 31, 2008

Investments	Shares	Value (000)
Electrical Equipment & Components 0.87%
Emerson Electric Co.	196,034	$9,174

Electronics: Medical Systems 0.61%
Medtronic, Inc.	117,400	6,410

Electronics: Semi-Conductors/Components 1.76%
Intel Corp.	661,300	15,124
Texas Instruments, Inc.	139,200	3,412
Total		18,536

Electronics: Technology 0.47%
General Dynamics Corp.	54,254	5,008

Energy: Miscellaneous 0.35%
Valero Energy Corp.	105,700	3,674

Entertainment 0.40%
Walt Disney Co. (The)	129,337	4,184

Financial Data Processing Services & Systems 0.40%
Western Union Co.	154,800	4,276

Foods 4.95%
Campbell Soup Co.	234,395	8,628
General Mills, Inc.	80,900	5,354
Kellogg Co.	172,000	9,364
Kraft Foods, Inc. Class A	454,400	14,318
Wm. Wrigley Jr. Co.	183,200	14,561
Total		52,225

Gold 0.38%
Barrick Gold Corp.	115,858	4,024

Health & Personal Care 2.98%
CVS Caremark Corp.	353,752	12,947
Express Scripts, Inc. *	174,700	12,825
Medco Health Solutions, Inc. *	121,302	5,683
Total		31,455

Healthcare Facilities 0.67%
Quest Diagnostics, Inc.	131,156	7,089

Identification Control & Filter Devices 0.25%
Agilent Technologies, Inc. *	75,700	2,631

Insurance: Life 1.04%
Prudential Financial, Inc.	148,700	10,961

Insurance: Multi-Line 2.18%
American International Group, Inc.	146,092	3,140
AON Corp.	326,100	15,486
Hartford Financial Services Group, Inc. (The)	69,700	4,397
Total		23,023

Jewelry, Watches & Gemstones 0.11%
Tiffany & Co.	25,500	1,126

Leisure Time 0.56%
Carnival Corp. Unit	112,300	4,162
Royal Caribbean Cruises Ltd.	66,400	1,805
Total		5,967

Machinery: Construction & Handling 0.33%
Caterpillar, Inc.	49,600	3,508

Machinery: Oil Well Equipment & Services 2.55%
Baker Hughes, Inc.	40,643	3,252
Schlumberger Ltd.	198,500	18,703
Weatherford International Ltd. *	129,200	4,984
Total		26,939

Medical & Dental Instruments & Supplies 0.52%
St. Jude Medical, Inc. *	120,200	5,509

Milling: Fruit & Grain Processing 1.00%
Archer Daniels Midland Co.	416,000	10,591

Miscellaneous: Consumer Staples 0.31%
Diageo plc ADR	43,581	3,242

Multi-Sector Companies 1.60%
General Electric Co.	376,200	10,571
Honeywell International, Inc.	126,800	6,362
Total		16,933

Oil: Crude Producers 0.50%
Apache Corp.	19,500	2,230
XTO Energy, Inc.	60,050	3,027
Total		5,257

Oil: Integrated Domestic 1.69%
ConocoPhillips	73,100	6,032
Hess Corp.	89,300	9,351
Occidental Petroleum Corp.	30,500	2,420
Total		17,803

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT RESEARCH FUND, INC. - LARGE CAP CORE FUND August 31, 2008

Investments	Shares	Value (000)
Oil: Integrated International 4.68%
Chevron Corp.	198,500	$17,134
Exxon Mobil Corp.	386,215	30,901
Marathon Oil Corp.	29,900	1,348
Total		49,383

Restaurants 0.10%
Darden Restaurants, Inc.	35,100	1,028

Retail 5.13%
Best Buy Co., Inc.	186,100	8,332
GameStop Corp. Class A *	12,700	557
Home Depot, Inc. (The)	136,600	3,704
Kohl’s Corp. *	176,300	8,669
Macy’s, Inc.	82,600	1,720
Target Corp.	141,200	7,486
Wal-Mart Stores, Inc.	402,100	23,752
Total		54,220

Soaps & Household Chemicals 4.61%
Colgate-Palmolive Co.	199,000	15,130
Procter & Gamble Co. (The)	481,532	33,596
Total		48,726

Telecommunications Equipment 0.78%
Nokia Corp. ADR	328,400	8,266

Textiles Apparel Manufacturers 0.76%
Coach, Inc. *	186,544	5,408
Polo Ralph Lauren Corp., Class A	34,408	2,611
Total		8,019

Tobacco 0.90%
Philip Morris International, Inc.	176,700	9,489

Transportation: Miscellaneous 0.66%
United Parcel Service, Inc. Class B	108,500	6,957

Utilities: Cable TV & Radio 0.27%
Comcast Corp. Class A	137,060	2,898

Utilities: Electrical 4.16%
Dominion Resources, Inc.	266,700	11,609
FPL Group, Inc.	137,232	8,242
Northeast Utilities	260,100	6,994
PG&E Corp.	205,517	8,494
Progress Energy, Inc.	195,800	8,553
Total		43,892

Utilities: Telecommunications 2.75%
AT&T, Inc.	770,202	24,639
Sprint Nextel Corp.	61,190	534
Verizon Communications, Inc.	111,000	3,898
Total		29,071

Total Common Stocks (cost $965,187,872)		1,020,484

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.65%

Repurchase Agreement
Repurchase Agreement dated 8/29/2008, 1.58% due 9/2/2008 with State Street Bank & Trust Co. collateralized by $17,775,000 of Federal Home Loan Bank at 2.25% due 4/1/2009; value: $17,775,000; proceeds: $17,427,262 (cost $17,424,203)	$17,424	17,424
Total Investments in Securities 98.30% (cost $982,612,075)		1,037,908
Other Assets in Excess of Liabilities 1.70%		17,994
Net Assets 100.00%		$1,055,902

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2008

Investments	Shares	Value (000)
COMMON STOCKS 93.08%
Aerospace 5.27%
Curtiss-Wright Corp.(a)	2,865,055	$154,341
Moog, Inc. Class A*	1,063,362	50,403
Total		204,744

Air Transportation 2.47%
AAR Corp.*(a)	2,331,364	36,999
Bristow Group, Inc.*	1,440,046	58,711
Total		95,710

Auto Components 1.57%
Gentex Corp.	2,170,000	34,568
Oshkosh Corp.	1,712,000	26,399
Total		60,967

Auto Parts: Original Equipment 2.13%
Autoliv, Inc.	965,000	37,046
Tenneco, Inc.*(a)	3,113,121	45,483
Total		82,529

Banks 3.06%
BancorpSouth, Inc.	608,200	14,001
Cullen/Frost Bankers, Inc.	985,300	54,862
First Midwest Bancorp, Inc.	927,261	20,752
Signature Bank *	981,500	29,023
Total		118,638

Beverage: Brewers 0.60%
Boston Beer Co., Inc. (The) Class A*(a)	519,526	23,363

Biotechnology Research & Production 1.98%
Martek Biosciences Corp. *	851,365	28,444
OSI Pharmaceuticals, Inc. *	955,000	48,228
Total		76,672

Building: Materials 1.03%
Quanex Building Products Corp.(a)	2,438,622	40,140

Building: Roofing & Wallboard 0.65%
Beacon Roofing Supply, Inc. *	1,560,089	25,398

Chemicals 5.03%
A. Schulman, Inc.	706,731	17,117
Arch Chemicals, Inc.	1,187,259	43,572
Cabot Corp.	2,125,436	58,811
Cytec Industries, Inc.	988,900	50,236
EnerSys*	336,000	9,448
Polypore International, Inc.*	587,959	16,128
Total		195,312

Communications Technology 3.92%
Anaren, Inc.*	494,090	5,247
Anixter International, Inc.*(a)	1,890,005	139,501
Comtech Telecommunications Corp.*	163,497	7,475
Total		152,223

Computer Services, Software & Systems 1.60%
Macrovision Solutions Corp.*	4,015,052	62,314

Computer Technology 1.72%
Intermec, Inc.*(a)	3,325,425	66,808

Containers & Packaging: Metal & Glass 1.08%
AptarGroup, Inc.	683,900	27,623
Greif, Inc. Class A	98,387	6,800
Silgan Holdings, Inc.	144,673	7,572
Total		41,995

Diversified Manufacturing 5.31%
Barnes Group, Inc.	1,457,539	35,156
Hexcel Corp.*	3,865,029	80,315
Olin Corp.	3,364,091	90,528
Total		205,999

Drug & Grocery Store Chains 0.95%
Casey’s General Stores, Inc.	650,946	18,877
Susser Holdings Corp.*(a)	962,022	17,999
Total		36,876

Drugs & Pharmaceuticals 4.24%
K-V Pharmaceutical Co. Class A *	1,885,000	42,507
Medicines Co. (The)*	2,441,900	59,485
Onyx Pharmaceuticals, Inc.*	1,532,000	62,613
Total		164,605

Electrical & Electronics 0.70%
Plexus Corp. *	964,754	27,042

Electrical Equipment & Components 2.20%
AMETEK, Inc.	224,150	10,880
Baldor Electric Co.	2,091,598	74,545
Total		85,425

Electronics: Medical Systems 0.46%
TomoTherapy, Inc.*	2,224,778	13,771
Zoll Medical Corp.*	115,200	4,006
Total		17,777

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2008

Investments	Shares	Value (000)
Electronics: Semi-Conductors/Components 0.90%
Microsemi Corp.*	1,277,214	$35,123

Electronics: Technology 2.04%
ION Geophysical Corp.*	789,000	12,719
ScanSource, Inc.*(a)	2,204,832	66,343
Total		79,062

Engineering & Contracting Services 0.48%
URS Corp.*	385,938	18,510

Financial: Miscellaneous 1.73%
Financial Federal Corp.(a)	2,687,191	67,099

Forest Products 0.55%
Universal Forest Products, Inc.	644,885	21,184

Health & Personal Care 0.60%
Odyssey HealthCare, Inc.*(a)	2,400,000	23,376

Healthcare Facilities 0.56%
Skilled Heathcare Group, Inc. Class A*(a)	1,355,205	21,629

Healthcare Management Services 0.82%
Allscripts Healthcare Solutions, Inc.*	464,900	6,667
Healthspring, Inc.*	1,267,700	25,177
Total		31,844

Identification Control & Filter Devices 1.07%
IDEX Corp.	785,275	29,110
Mine Safety Appliance Co.	338,756	12,307
Total		41,417

Industrial Products 0.14%
A.M. Castle & Co.	280,000	5,622

Insurance: Multi-Line 0.72%
Max Capital Group Ltd.	1,082,900	28,155

Insurance: Property-Casualty 0.60%
Navigators Group, Inc. (The)*	151,535	7,940
RLI Corp.	276,325	15,449
Total		23,389

Jewelry, Watches & Gemstones 0.32%
Fossil, Inc.*	413,347	12,367

Machinery: Industrial/Specialty 1.69%
Kennametal, Inc.	669,500	23,586
Nordson Corp.	785,146	42,107
Total		65,693

Machinery: Oil Well Equipment & Services 5.86%
CARBO Ceramics, Inc.(a)	1,383,443	83,145
Complete Production Services, Inc.*	1,842,094	54,434
Key Energy Services, Inc.*	1,500,000	25,200
Oil States International, Inc.*	660,000	36,716
RPC, Inc.	455,682	8,307
Superior Energy Services, Inc.*	420,098	19,761
Total		227,563

Machinery: Specialty 0.22%
Flow International Corp.*	1,265,100	8,590

Manufacturing 0.40%
Federal Signal Corp.	961,602	15,414

Medical & Dental Instruments & Supplies 1.13%
Abaxis, Inc.*	151,189	3,007
Cooper Cos., Inc. (The)	350,000	12,891
SonoSite, Inc.*	825,700	27,909
Total		43,807

Metal Fabricating 0.64%
Gibraltar Industries, Inc.	213,600	4,595
Haynes International, Inc.*	345,199	20,180
Total		24,775

Miscellaneous: Materials & Processing 1.80%
Rogers Corp.*(a)	1,748,560	69,960

Multi-Sector Companies 3.73%
Carlisle Cos., Inc.(a)	3,359,770	108,823
Kaman Corp.	209,420	6,314
Teleflex, Inc.	458,100	29,580
Total		144,717

Office Furniture & Business Equipment 0.25%
HNI Corp.	425,000	9,835

Paints & Coatings 0.50%
Ferro Corp.	878,000	19,351

Real Estate Investment Trusts 0.17%
EastGroup Properties, Inc.	148,449	6,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2008

Investments	Shares	Value (000)
Rental & Leasing Services: Commercial 1.28%
GATX Financial Corp.	1,129,350	$49,499

Restaurants 2.07%
Benihana, Inc.*	160,600	1,124
Benihana, Inc. Class A*	363,537	2,596
Brinker International, Inc.	1,117,500	21,143
CBRL Group, Inc.	466,093	12,044
CEC Entertainment, Inc.*	226,154	7,748
Cheesecake Factory, Inc. (The)*	367,288	5,645
McCormick & Schmick’s Seafood Restaurants, Inc.*	670,000	6,573
Red Robin Gourmet Burgers, Inc.*	338,000	9,025
Sonic Corp.*	1,002,100	14,520
Total		80,418

Retail 3.26%
Brown Shoe Co., Inc.	349,400	5,311
Chico’s FAS, Inc.*	3,463,900	19,883
Dress Barn, Inc. (The)*	570,061	9,269
Foot Locker, Inc.	1,604,396	26,136
Gaiam, Inc. Class A*	605,985	7,714
Penske Automotive Group, Inc.	1,615,410	21,404
Rush Enterprises, Inc. Class A*	300,000	3,957
Sonic Automotive, Inc. Class A(a)	3,055,089	32,873
Total		126,547

Services: Commercial 0.19%
Waste Connections, Inc.*	202,418	7,350

Shipping 0.87%
Kirby Corp.*	390,000	17,858
UTi Worldwide, Inc.	800,000	16,080
Total		33,938

Steel 0.72%
Carpenter Technology Corp.	716,091	27,791

Textiles Apparel Manufacturers 0.13%
Oxford Industries, Inc.	226,030	5,165

Truckers 1.53%
Heartland Express, Inc.	2,767,014	45,711
Knight Transportation, Inc.	763,100	13,652
Total		59,363

Utilities: Electrical 4.21%
Avista Corp.	1,714,000	38,222
Black Hills Corp.(a)	2,018,078	68,231
IDACORP, Inc.	202,399	6,031
MGE Energy, Inc.	631,101	21,394
Westar Energy, Inc.	1,300,044	29,446
Total		163,324

Utilities: Gas Distributors 5.93%
New Jersey Resources Corp.	1,493,400	54,031
Northwest Natural Gas Co.	1,000,000	48,730
Piedmont Natural Gas Co., Inc.	2,816,800	81,265
UGI Corp.	1,679,400	46,184
Total		230,210

Total Common Stocks (cost $3,438,651,666)		3,613,224

	Principal Amount (000)
SHORT-TERM INVESTMENT 6.66%

Repurchase Agreement
Repurchase Agreement dated 8/29/2008, 1.58% due 9/2/2008 with State Street Bank & Trust Co. collateralized by $96,090,000 of Federal Home Loan Bank at 2.25% due 4/1/2009 and $169,755,000 of Fannie Mae Discount Notes at Zero Coupon due 1/30/2009; value: $263,723,063; proceeds: $258,594,200 (cost $258,548,810)	$258,549	258,549
Total Investments in Securities 99.74% (cost $3,697,200,476)		3,871,773
Other Assets in Excess of Liabilities 0.26%		10,210
Net Assets 100.00%		$3,881,983

*	Non-income producing security.
(a)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.   ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company, incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds: Lord Abbett America’s Value Fund (“America’s Value Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”), Lord Abbett Large-Cap Core Fund (“Large Cap Core Fund”) and Small-Cap Value Series (“Small Cap Value Fund”) (each, a “Fund” and collectively, the “Funds”).

America’s Value Fund’s investment objective is to seek current income and capital appreciation.  Growth Opportunities Fund’s investment objective is capital appreciation.  Large Cap Core Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. Small Cap Value Fund’s investment objective is long-term capital appreciation.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)    Investment Valuation-Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC.  Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Foreign Transactions-The books and records of America’s Value Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned and recorded.

(d)  Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(e) Fair Value Measurements-Each Fund adopted Financial Accounting Standards Board (“FASB”) Statement No. 157, Fair Value Measurements (“SFAS 157”), effective December 1, 2007. In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•                  Level 1 - quoted prices in active markets for identical investments;

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

Notes to Schedule of Investments (unaudited)(continued)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Funds’ investments carried at value:

America’s Value Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$544,341,713	$—
Level 2 - Other Significant Observable Inputs	1,008,575,098	—
Total	$1,552,916,811	$—

Growth Opportunities Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$684,699,050	$—
Level 2 - Other Significant Observable Inputs	21,515,218	—
Total	$706,214,268	$—

Large Cap Core Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$1,020,483,466	$—
Level 2 - Other Significant Observable Inputs	17,424,203	—
Total	$1,037,907,669	$—

Small Cap Value Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$3,613,224,158	$—
Level 2 - Other Significant Observable Inputs	258,548,811	—
Total	$3,871,772,969	$—

3.   FEDERAL TAX INFORMATION

As of August 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

	America’s Value Fund	Growth Opportunities Fund
Tax cost	$1,671,685,040	$654,791,321
Gross unrealized gain	89,930,197	71,009,927
Gross unrealized loss	(208,698,426)	(19,586,980)
Net unrealized security gain (loss)	$(118,768,229)	$51,422,947

	Large Cap Core Fund	Small Cap Value Fund
Tax cost	$983,803,381	$3,700,611,860
Gross unrealized gain	135,990,652	389,321,412
Gross unrealized loss	(81,886,365)	(218,160,303)
Net unrealized security gain	$54,104,287	$171,161,109

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization, wash sales, and other temporary tax adjustments.

Notes to Schedule of Investments (unaudited)(continued)

4.   TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year.  Small Cap Value Fund had the following transactions with affiliated issuers during the period ended August 31, 2008:

Affiliated Issuer	Balance of Shares Held at 11/30/2007	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2008	Value at 8/31/2008	Net Realized Gain (Loss) 12/1/2007 to 8/31/2008(a)	Dividend Income 12/1/2007 to 8/31/2008(a)
AAR Corp. (b)	1,189,264	1,414,700	(272,600)	2,331,364	$36,998,747	$—	$—
ANADIGICS, Inc. (c)	3,626,572	444,400	(4,070,972)	—	—	1,269,480	—
Anaren, Inc. (c)	1,711,846	—	(1,217,756)	494,090	—	(8,586,094)	—
Anixter International, Inc.	1,755,705	330,300	(196,000)	1,890,005	139,501,269	5,349,442	—
Black Hills Corp.	2,335,078	100,000	(417,000)	2,018,078	68,231,217	(502,096)	2,365,555
Boston Beer Co., Inc. (The) Class A (b)	164,300	655,551	(300,325)	519,526	23,363,084	297,108	—
Bristow Group, Inc.(c)	1,335,060	354,586	(249,600)	1,440,046	—	1,371,071	—
CARBO Ceramics, Inc. (b)	1,130,098	558,900	(305,555)	1,383,443	83,144,924	2,572,417	468,355
Carlisle Cos., Inc. (b)	2,024,270	1,375,800	(40,300)	3,359,770	108,822,950	—	466,995
Curtiss-Wright Corp.	2,347,145	637,310	(119,400)	2,865,055	154,340,513	2,539,339	435,847
Financial Federal Corp.	2,696,491	33,000	(42,300)	2,687,191	67,099,159	(246,628)	1,215,581
Intermec, Inc. (b)	2,819,825	603,200	(97,600)	3,325,425	66,807,788	(229,145)	—
K-V Pharmaceutical Co. Class A (b) (c)	1,300,000	611,300	(26,300)	1,885,000	—	—	—
Macrovision Solutions Corp. (b) (c)	2,320,078	2,034,774	(339,800)	4,015,052	—	(444,001)	—
Odyssey Healthcare, Inc. (b)	—	2,400,000	—	2,400,000	23,376,000	—	—
Olin Corp. (c)	4,024,183	602,300	(1,262,392)	3,364,091	—	3,420,806	1,813,553
Quanex Building Products Corp. (d)	3,280,022	3,796,522	(4,637,922)	2,438,622	40,139,718	87,379,027	1,045,341
Rogers Corp.	1,827,079	47,600	(126,119)	1,748,560	69,959,886	1,936,793	—
ScanSource, Inc.	1,710,864	731,996	(238,028)	2,204,832	66,343,395	3,013,268	—
Skilled Healthcare Group, Inc. Class A (b)	—	1,355,205	—	1,355,205	21,629,072	—	—
Sonic Automotive, Inc. Class A(b)	1,720,089	1,486,900	(151,900)	3,055,089	32,872,758	(2,617,602)	510,837
SonoSite, Inc. (c)	860,000	276,600	(310,900)	825,700	—	1,641,665	—
Susser Holdings Corp.	1,020,352	386,704	(445,034)	962,022	17,999,432	2,259,931	—
Tenneco, Inc. (b)	—	3,129,021	(15,900)	3,113,121	45,482,698	—	—
UGI Corp. (b) (c)	1,400,000	529,000	(249,600)	1,679,400	—	—	—
Total					$1,066,112,610	$100,424,781	$8,322,064

(a) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

(b) Not an affiliated issuer as of November 30, 2007.

(c) No longer an affiliated issuer as of August 31, 2008.

(d) 1 for 1 spinoff of Quanex Building Products Corp. by Quanex Corp. Additions, Sales, Gain (Loss) and Dividend Income are combined of Quanex Corp. and Quanex Building Products Corp.; ex-date April 24, 2008.

5.   INVESTMENT RISKS

America’s Value Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.  The values of the Fund’s equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other

Notes to Schedule of Investments (unaudited)(concluded)

types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.  The values of the Fund’s fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.  The Fund may invest up to 20% of its assets in foreign securities, which present increased market, liquidity, currency, political and other risks. The Fund may invest up to 10% of its net assets in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks.  Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities.

Growth Opportunities Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market condition is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

Large Cap Core Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks.  This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions.  The market may fail to recognize the intrinsic value of particular value stocks for a long time.  Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Small Cap Value Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests.  Small company value stocks may perform differently than the market as a whole and other types of stocks such as growth stocks or large company stocks.  The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks.  Also, if a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect each Fund’s performance.

6.   RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their efforts on an entity’s financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and disclosures.

Item 2:		Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:		Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: October 20, 2008

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: October 20, 2008

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 20, 2008